Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current
Bank loans	$ 59	$ 55
Term loan	463	1,041
Lease liabilities	136	152
Non-current borrowings	658	1,248
Current
Bank loans	57	63
Term loan	20	20
Lease liabilities	37	34
Current borrowings	$ 114	$ 117